OTHER LIABILITIES - Accounts payable and other liabilities - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 COP ($)
Disclosure of accounts payable and other liabilities [abstract]
Penalty corresponding to the process with the Superintendency of Industry and Commerce	$ 31,274
Advance payment by (ANI)	$ 643,289